SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 2)	12 Months Ended
Dec. 31, 2013
Leasehold improvements
Property and equipment, net
Property and equipment, estimated useful life	Shorter of the lease term or their estimated useful lives
Buildings
Property and equipment, net
Property and equipment, estimated useful life	40 years
Furniture, fixtures and equipment | Minimum
Property and equipment, net
Property and equipment, estimated useful life	3 years
Furniture, fixtures and equipment | Maximum
Property and equipment, net
Property and equipment, estimated useful life	5 years
Motor vehicles
Property and equipment, net
Property and equipment, estimated useful life	5 years